Operating expenses - Disclosure of principal audit fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Audit fees	€ 1,255	€ 1,144	€ 1,848
Audit-related fees	129	82
Tax fees
All other fees	34	7	492
Total auditor's remuneration	€ 1,418	€ 1,233	€ 2,340